Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 29,285	$ 26,961	$ 21,341
Accumulated depreciation	(8,439)	(7,916)	(6,185)
Premises and equipment, Net	$ 20,846	$ 19,045	15,156
Building
Property Plant And Equipment [Line Items]
Premises and equipment, useful life		30 years
Premises and equipment, gross		$ 8,404	7,712
Building Improvements
Property Plant And Equipment [Line Items]
Premises and equipment, gross		$ 3,752	3,288
Building Improvements | Minimum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life		3 years
Building Improvements | Maximum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life		10 years
Building And Building Improvements Member
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	30 years
Premises and equipment, gross	$ 12,172	$ 12,156
Building And Building Improvements Member | Minimum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	3 years
Building And Building Improvements Member | Maximum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	10 years
Land
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 3,894	3,894	2,427
Equipment
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 4,638	$ 4,308	3,458
Equipment | Minimum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	3 years	3 years
Equipment | Maximum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	5 years	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 2,935	$ 2,888	2,222
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	3 years	3 years
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	10 years	10 years
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 2,803	$ 2,541	1,916
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	3 years	3 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Premises and equipment, useful life	5 years	5 years
Construction in Progress
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 2,843	$ 1,174	$ 318